GMO Benchmark-Free Allocation Fund Average Annual Total Returns			12 Months Ended	56 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended	145 Months Ended	257 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)		1.35%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.67%		11.16%		9.95%
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.27%		3.02%		3.21%		6.79%
Performance Inception Date		Jul. 23, 2003
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.95%		1.92%		2.24%		5.27%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.29%		2.12%		2.26%		5.13%
Class III | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.86%		4.21%		3.01%		2.59%
Class III | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.09%		2.69%		2.53%		3.39%
Class III | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)		1.35%		3.10%
Class III | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.67%		11.16%		9.95%		8.94%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			4.36%		3.09%		3.27%	3.77%
Performance Inception Date		Dec. 11, 2012
Class IV | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.86%		4.21%		3.01%	2.68%
Class IV | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.09%		2.69%		2.53%	1.64%
Class IV | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent								1.42%
Class IV | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]							10.84%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.29%	5.96%
Performance Inception Date		May 01, 2020
Class R6 | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.86%	4.74%
Class R6 | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	2.43%
Class R6 | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				(1.36%)
Class R6 | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]			15.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.16%		2.92%	3.89%
Performance Inception Date		Aug. 08, 2019
Class I | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.86%		4.21%	4.06%
Class I | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.09%		2.69%	2.59%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent						(0.15%)
Class I | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]					12.38%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.